Convertible Debentures (Details) - USD ($)							1 Months Ended				12 Months Ended
	Sep. 02, 2023	Dec. 07, 2022	Aug. 10, 2022	Aug. 09, 2022	Dec. 14, 2020	Dec. 14, 2020	Sep. 30, 2023	Aug. 31, 2022	May 17, 2022	Jan. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 05, 2023
Convertible Debentures (Details) [Line Items]
Private placement with net proceeds					$ 1,540,000
Principal amount		$ 3,000,000	$ 3,500,000			$ 1,600,000			$ 2,100,000
Convertible shares (in Shares)						16,000
Convertible value						$ 100
Issuance accrues interest rate					9.00%	9.00%
Subscription amount					$ 1,000,000	$ 1,000,000
Convertible debenture											$ 1,540,000			$ 2,365,000
Fair value of warrants amount											(565,313)	$ (1,260,354)	$ 470,804
Warrants aggregated											77,500
Net of debt original issue discount											145,000
Accrued interest										$ 11,600
Converted shares (in Shares)										889,667
Recognized interest expense aggregating amount											$ 522,000	214,000	796,000
Interest obligation													12,000
Amortization of debt discounts													784,000
Proceeds amount													$ 27,400,000
Received net proceeds				$ 3,300,000					$ 1,955,000
Maturity date											Nov. 17, 2024
Interest rate											8.00%
Interest paid in cash percentage											12.00%
Conversion price (in Dollars per share)											$ 37.5
Trade price percentage											85.00%
Convertible debentures description											As part of consideration of entering into the Securities Purchase Agreement, the Company agreed to extend the February 2021 and December 2021 Warrants (as discussed in Note 13 below) termination dates as follows: (i) the termination date for the Series D American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; (ii) the termination date for the Series E American Depositary Shares Purchase Warrant shall be extended to February 18, 2025; (iii) the termination date for the Series F American Depositary Shares Purchase Warrant shall be extended to February 18, 2028; and (iv) the termination date for the Series G American Depositary Shares Purchase Warrant shall be extended to December 13, 2028. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1,330,000. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $12.00, $4.50 and $14.50 per share, respectively by using Binomial Option Pricing Model with an expected term of 3.75, 0.75 and 4.57 years, respectively, a stock price of $53.50 per ADS, volatility of 58.23%, 91.63%, 57.98%, respectively, a risk free rate of 2.97%, 3.16% and 2.96%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $17.50, $9.00 and $21.50 per share, respectively by using Binomial Option Pricing Model with an expected term of 5.75, 2.75 and 6.57 years, respectively, a stock price of $52.50 per ADS, volatility of 57.82%, 61.03% and 61.21%, respectively, a risk free rate of 2.96%, 2.97% and 2.97%, respectively, and an expected dividend yield of 0%.
Derivative liability fair value											$ 625,000	1,051,000
Debentures carried value							$ 1,485,000				1,330,000	$ 1,789,000
Proceeds received											1,955,000
Debt issuance cost											1,330,000
Interest expense											445,000
Purchase additional debenture amount											$ 25,000,000
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)											3,194,885
Option to purchase	$ 2,500,000
Aggregate value	$ 2,000
Carrying value of convertible debenture											$ 1,597,000
Minimum [Member]
Convertible Debentures (Details) [Line Items]
Warrant per share (in Dollars per share)													$ 122.5
Maximum [Member]
Convertible Debentures (Details) [Line Items]
Warrant per share (in Dollars per share)													$ 100
May 2022 Convertible Debenture [Member]
Convertible Debentures (Details) [Line Items]
Conversion price (in Dollars per share)											$ 50
Purchase additional debenture amount											$ 630,000
December 2022 Debenture [Member]
Convertible Debentures (Details) [Line Items]
Received net proceeds											2,840,000
August and December 2022 Convertible Debentures [Member]
Convertible Debentures (Details) [Line Items]
Derivative liability fair value							$ 878,000	$ 1,241,000
Debentures carried value								$ 2,059,000
Series D [Member]
Convertible Debentures (Details) [Line Items]
Fair value of warrants amount											802,000
Series H A D S Purchase Warrant [Member]
Convertible Debentures (Details) [Line Items]
Number of warrants or rights outstanding. (in Shares)	13,158
Exercise price per share (in Dollars per share)	$ 1.9
Series C [Member]
Convertible Debentures (Details) [Line Items]
Senior secured convertible debenture						9.00%
Debt discount											206,000
Net of debt original issue discount											$ 60,000
August and December 2022 Convertible Debentures [Member]
Convertible Debentures (Details) [Line Items]
Aggregate shares (in Shares)													14,200,000
August 2022 Convertible Debenture [Member]
Convertible Debentures (Details) [Line Items]
Aggregate shares (in Shares)											39,489,758
Interest on debentures											$ 1,200,000
Series H Warrants [Member]
Convertible Debentures (Details) [Line Items]
Warrant price per share (in Dollars per share)	$ 0.16
Series B Warrant [Member]
Convertible Debentures (Details) [Line Items]
Warrant term					2 years	2 years
Warrant to purchase shares (in Shares)					100,000	100,000
Exercise price per share (in Dollars per share)						$ 100
Fair value of warrants amount											$ 157,000
Warrant shares (in Shares)											737,000
Series A Warrant [Member]
Convertible Debentures (Details) [Line Items]
Warrant to purchase shares (in Shares)					24,000	24,000
Exercise price per share (in Dollars per share)						$ 122.5
Fair value of warrants amount											$ 206,000
Series C [Member]
Convertible Debentures (Details) [Line Items]
Warrant term					7 years	7 years
Warrant to purchase shares (in Shares)					150,000	150,000
Exercise price per share (in Dollars per share)						$ 122.5
Fair value of warrants amount											375,000
Warrants aggregated											$ 803,000
Class A ordinary shares [Member]
Convertible Debentures (Details) [Line Items]
Aggregate shares (in Shares)												70,999,400
Interest on debentures												$ 1,100,000
Convertible Debt [Member]
Convertible Debentures (Details) [Line Items]
Feature in an aggregate													$ 743,500